OTHER ASSETS -THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER ASSETS - THIRD PARTIES
Schedule of other assets

Other assets are consisted of the follows (RMB in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Prepayments for purchase of property, plant and equipment	1,859,173	1,162,351
Refund receivable of U.S. countervailing duties and anti-dumping duties	580,058	—
Deposit for rent and others	175,297	131,611
Prepayment for warranty insurance premium	111,537	114,088
Prepayment of income tax attributable to intercompany transactions	16,159	15,474
Less: Allowance for credit losses	(3,064)	(1,855)
Total	2,739,160	1,421,669

Summary of activity in allowance for credit losses related to deposits

The following table summarizes the activity in the allowance for credit losses related to deposits for the year ended December 31, 2022(RMB in thousands):

For the year ended December 31,
2022
RMB
At beginning of year	3,064
Impact of adopting ASC Topic 326	—
Addition	—
Reversal	(1,209)
Writeoff	—
At end of year	1,855